Stockholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	298,281
Number of Options Exercisable	179,215
Exercise Price $29.60 - $45.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	202,101
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	8 years 1 month 20 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 39.20
Number of Options Exercisable	91,335
Options Exercisable Weighted - Average Remaining Contractual Life	6 years 10 months 13 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 40.80
Exercise Price $46.40 - $83.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	94,777
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	6 years 2 months 8 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 67.60
Number of Options Exercisable	86,477
Options Exercisable Weighted - Average Remaining Contractual Life	5 years 10 months 13 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 68.80
Exercise Price $128.00 - $385.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	1,403
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	2 years 710 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 318.00
Number of Options Exercisable	1,403
Options Exercisable Weighted - Average Remaining Contractual Life	2 years 710 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 318.00